DEFERRED ROYALTY COSTS (Tables)	12 Months Ended
Dec. 31, 2024
DEFERRED ROYALTY COSTS
Schedule of deferred royalty costs

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	—	9,000	1,233